PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PREMISES AND EQUIPMENT [Abstract]
Schedule of Premises and Equipment

Premises and equipment used in the ordinary course of business at December 31 are summarized as follows (dollars in thousands):

	Useful Lives in Years	2013	2012
Land		$ 9,748	$ 9,748
Buildings	5 to 50	32,947	32,446
Furniture and equipment	3 to 20	17,560	16,384
Total premises and equipment		60,255	58,578
Less: accumulated depreciation		26,103	24,262
Net premises and equipment		$34,152	$34,316